Concentrations, Risks and Uncertainties (Tables)	6 Months Ended
Apr. 30, 2026
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Concentration of Sales Revenues and Sales Costs

Disclosure of details regarding the Group’s top five customers in respect of the concentration of sales revenues generated from third-party customers:

	Six Months Ended
	April 30, 2026		April 30, 2025
Customer A	-	-%	965,210	98.6%
Customer B	746,516	10.4%	-	-%
Customer C	690,197	9.7%	-	-%
Customer D	658,132	9.2%	-	-%
Customer E	647,996	9.1%	-	-%
Customer F	522,038	7.3%	-	-%
Total	3,264,878	45.7%	965,210	98.6%

Disclosure of details regarding the Group’s top five suppliers in respect of the concentration of sales costs generated from third-party suppliers:

	Six Months Ended
	April 30, 2026		April 30, 2025
Supplier A	-	-%	533,811	55.4%
Supplier B	-	-%	368,994	38.3%
Supplier C	772,238	10.9%	-	-%
Supplier D	753,303	10.6%	-	-%
Supplier E	651,579	9.2%	-	-%
Supplier F	646,715	9.1%	-	-%
Supplier G	629,904	8.9%	-	-%
Total	3,453,739	48.7%	902,805	93.7%